091-19658fm

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Sec File No. 9-
2015 JUL 17 PM 3:40
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company
3. Class of New Derivative Securities Product:
Exchange Traded Fund
4. Name of Underlying Instrument:
MSCI ACWI 100% Hedged to USD Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
HACW
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: Abu Dhabi , Athens, Australian Stock Exchange (ASX), Bogota, Borsa Italiana, Bovespa, Budapest, Dar-Es-Salaam, Deutsche Borse, Doha, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Frankfurt Stock Exchange, Hong Kong, Indonesia, Irish Stock Exchange, Istanbul Stock Exchange, Johannesburg Stock Exchange, London Stock Exchange, NASDAQ Stock Market LLC, NYSE, National Stock Exchange Of India, OMX Nordic Exchange, Copenhagen, OMX Nordic Exchange, Helsinki, OMX Nordic Exchange, Stockholm, Osaka, Prague, Russian Trading System, SWS Swiss, Santiago Stock Exchange, Seoul, Singapore Stock Exchange, Taiwan Stock Exchange, Tel Aviv Stock Exchange, Thailand, Tokyo Stock Exchange, Toronto, Vienna, Warsaw
8. Position Limits of New Derivative Securities Product (if applicable):
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

15001151

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Joan Conley

Title:
Secretary

Telephone Number:
301-978-8735

Manual Signature of Official Responsible for Form:

Date: **July 06, 2015**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 17 2015

SEC 2449 (6-01)